FINANCIAL INSTRUMENTS (Details 11) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	$ 997,902	$ 873,295
Accounts receivable from related parties, current	2,616	7,563
Trade and other non-current receivables	101,501	32,674
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	711,883	614,204
Accounts receivable from related parties, current	14	0
Trade and other non-current receivables	13,613	5,880
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	30,330	36,425
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	0	0
Real [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	67,137	50,646
Trade and other non-current receivables	21,614	0
Argentine Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	19,916	33,287
Accounts receivable from related parties, current	174	4,713
Trade and other non-current receivables	0	0
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	34,234	33,089
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	0	0
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	640	1,972
Accounts receivable from related parties, current	14	0
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	115,907	97,616
Accounts receivable from related parties, current	2,428	2,850
Trade and other non-current receivables	1,889	3,434
Unidad de Fomento [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	17,855	6,056
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	$ 64,385	$ 23,360